Equity (Summary of Stock Options Outstanding) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Number Outstanding	1,961,532	2,551,743
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	6 years 3 months 21 days
Options Outstanding, Weighted-Average Exercise Price	$ 31.16	$ 30.82
Options Exercisable, Number Exercisable	1,585,035
Options Exercisable, Weighted-Average Exercise Price	$ 33.73
Options Outstanding, Aggregate intrinsic value	$ 563
Options Exercisable, Aggregate intrinsic value	$ 405
$2.74 - $19.59 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	$ 2.74
Range of Exercise Prices (Upper)	$ 19.59
Options Outstanding, Number Outstanding	33,828
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	8 years 1 month 13 days
Options Outstanding, Weighted-Average Exercise Price	$ 18.20
Options Exercisable, Number Exercisable	33,828
Options Exercisable, Weighted-Average Exercise Price	$ 18.20
$19.66 - $19.66 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	19.66
Range of Exercise Prices (Upper)	$ 19.66
Options Outstanding, Number Outstanding	828,891
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	6 years 11 months 23 days
Options Outstanding, Weighted-Average Exercise Price	$ 19.66
Options Exercisable, Number Exercisable	566,036
Options Exercisable, Weighted-Average Exercise Price	$ 19.66
$19.96 - $23.41 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	19.96
Range of Exercise Prices (Upper)	$ 23.41
Options Outstanding, Number Outstanding	523,812
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	7 years 2 months 23 days
Options Outstanding, Weighted-Average Exercise Price	$ 22.05
Options Exercisable, Number Exercisable	415,233
Options Exercisable, Weighted-Average Exercise Price	$ 22.25
$24.66 - $120.51 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of Exercise Prices (Lower)	24.66
Range of Exercise Prices (Upper)	$ 120.51
Options Outstanding, Number Outstanding	575,001
Options Outstanding, Weighted-Average Remaining Contractual Life in Years	4 years 4 months 20 days
Options Outstanding, Weighted-Average Exercise Price	$ 56.75
Options Exercisable, Number Exercisable	569,938
Options Exercisable, Weighted-Average Exercise Price	$ 57.00